RESTRICTED NET ASSETS (Details) (CNY)	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of after tax profits allocated to general reserve fund				10.00%
Percentage of registered capital reached to discontinue allocation to general reserve fund	50.00%
General reserve fund		20,124,682	15,408,707
Restricted net assets		485,276,653	353,457,099